Revenue (Tables)	3 Months Ended
Mar. 31, 2022
Revenue.
Schedule of collaboration revenue

	Three month period
	ended March 31,

	2022	2021
	€ 1,000	€ 1,000

Eli Lilly collaboration revenue	908	—
Yarrow collaboration revenue	326	—
	1,234	—